Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Digital Horizons Fund
(formerly DWS Communications Fund)
	Shares	Value ($)

Common Stocks 97.0%
Broadline Retail 9.6%
Amazon.com, Inc.*	43,851	8,343,091
MercadoLibre, Inc.*	947	1,847,474
		10,190,565
Capital Markets 0.7%
Robinhood Markets, Inc. “A”*	17,084	711,036
Diversified Consumer Services 0.9%
Duolingo, Inc.*	3,046	945,905
Diversified Telecommunication Services 3.7%
AT&T, Inc.	89,597	2,533,803
Cogent Communications Holdings, Inc.	23,190	1,421,779
		3,955,582
Electrical Equipment 0.5%
Bloom Energy Corp. “A”*	29,475	579,478
Entertainment 16.1%
Live Nation Entertainment, Inc.*	16,694	2,179,903
Netflix, Inc.*	2,650	2,471,204
ROBLOX Corp. “A”*	46,878	2,732,519
Sea Ltd. (ADR)*	14,582	1,902,805
Spotify Technology SA*	4,674	2,570,840
Take-Two Interactive Software, Inc.*	12,186	2,525,548
Universal Music Group NV	40,267	1,110,326
Walt Disney Co.	8,805	869,054
Warner Music Group Corp. “A”	25,251	791,619
		17,153,818
Financial Services 2.0%
Adyen NV 144A*	508	776,042
Block, Inc.*	8,559	465,010
Toast, Inc. “A”*	25,925	859,932
		2,100,984
Ground Transportation 1.7%
Uber Technologies, Inc.*	24,402	1,777,930
Health Care Equipment & Supplies 1.4%
Intuitive Surgical, Inc.*	3,077	1,523,946
Health Care Technology 0.7%
Doximity, Inc. “A”*	3,342	193,936
Phreesia, Inc.*	21,625	552,735
		746,671

Hotels, Restaurants & Leisure 3.8%
Airbnb, Inc. “A”*	4,209	502,807
DoorDash, Inc. “A”*	7,539	1,377,903
DraftKings, Inc. “A”*	29,099	966,378
Flutter Entertainment PLC*	5,525	1,224,064
		4,071,152
Household Durables 0.8%
Sony Group Corp.	34,500	881,572
Interactive Media & Services 5.0%
Alphabet, Inc. “A”	2,350	363,404
Meta Platforms, Inc. “A”	7,144	4,117,516
Pinterest, Inc. “A”*	28,607	886,817
		5,367,737
IT Services 4.1%
Cloudflare, Inc. “A”*	5,978	673,661
GoDaddy, Inc. “A”*	5,464	984,285
Shopify, Inc. “A”*	7,715	735,895
Snowflake, Inc. “A”*	6,394	934,547
Wix.com Ltd.*	6,381	1,042,528
		4,370,916
Media 2.8%
Criteo SA (ADR)*	32,869	1,163,891
New York Times Co. “A”	16,162	801,635
Trade Desk, Inc. “A”*	18,922	1,035,412
		3,000,938
Professional Services 1.4%
RELX PLC	30,193	1,516,278
Semiconductors & Semiconductor Equipment 13.5%
Broadcom, Inc.	22,788	3,815,395
Impinj, Inc.*	9,527	864,099
NVIDIA Corp.	89,036	9,649,721
		14,329,215
Software 17.6%
AppLovin Corp. “A”*	2,861	758,079
Braze, Inc. “A”*	32,536	1,173,899
Commvault Systems, Inc.*	7,090	1,118,518
Docusign, Inc.*	15,020	1,222,628
Gitlab, Inc. “A”*	18,500	869,500
HubSpot, Inc.*	1,043	595,855
Jamf Holding Corp.*	31,345	380,842
JFrog Ltd.*	24,458	782,656
Microsoft Corp.	20,566	7,720,271
Monday.com Ltd.*	2,116	514,527
Nebius Group NV* (a)	28,139	594,014
Nutanix, Inc. “A”*	9,563	667,593
Procore Technologies, Inc.*	7,826	516,672

Zeta Global Holdings Corp. “A”*	53,462	724,945
Zoom Communications, Inc.*	15,240	1,124,255
		18,764,254
Specialized REITs 1.8%
American Tower Corp.	6,026	1,311,258
Crown Castle, Inc.	5,704	594,528
		1,905,786
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc.	42,120	9,356,116
IonQ, Inc.*	5,721	126,262
		9,482,378
Total Common Stocks (Cost $103,188,180)		103,376,141

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $646,300)	646,300	646,300

Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 4.37% (b) (Cost $3,178,554)	3,178,554	3,178,554

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $107,013,034)	100.6	107,200,995
Other Assets and Liabilities, Net	(0.6)	(638,178)
Net Assets	100.0	106,562,817
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
—	646,300 (d)	—	—	—	1,433	—	646,300	646,300
Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 4.37% (b)
2,197,800	15,378,744	14,397,990	—	—	41,178	—	3,178,554	3,178,554
2,197,800	16,025,044	14,397,990	—	—	42,611	—	3,824,854	3,824,854

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $593,191, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Broadline Retail	$10,190,565	$—	$—	$10,190,565
Capital Markets	711,036	—	—	711,036
Diversified Consumer Services	945,905	—	—	945,905
Diversified Telecommunication Services	3,955,582	—	—	3,955,582
Electrical Equipment	579,478	—	—	579,478
Entertainment	16,043,492	1,110,326	—	17,153,818
Financial Services	1,324,942	776,042	—	2,100,984
Ground Transportation	1,777,930	—	—	1,777,930
Health Care Equipment & Supplies	1,523,946	—	—	1,523,946
Health Care Technology	746,671	—	—	746,671
Hotels, Restaurants & Leisure	4,071,152	—	—	4,071,152
Household Durables	—	881,572	—	881,572
Interactive Media & Services	5,367,737	—	—	5,367,737
IT Services	4,370,916	—	—	4,370,916
Media	3,000,938	—	—	3,000,938
Professional Services	—	1,516,278	—	1,516,278
Semiconductors & Semiconductor Equipment	14,329,215	—	—	14,329,215
Software	18,764,254	—	—	18,764,254
Specialized REITs	1,905,786	—	—	1,905,786
Technology Hardware, Storage & Peripherals	9,482,378	—	—	9,482,378
Short-Term Investments (a)	3,824,854	—	—	3,824,854
Total	$102,916,777	$4,284,218	$—	$107,200,995

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DDHF-PH1
R-080548-3 (1/27)